Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	December 31, 2022	December 31, 2021
Project related accounts payables, and other accounts payable	$1,383,706	$1,389,038
Accrued liabilities	3,472,041	4,147,032
Total accounts payable and accrued liabilities	$4,855,747	$5,536,070